Related Party Transactions, Private Placement Warrants (Details) - USD ($)			6 Months Ended	12 Months Ended
	Dec. 16, 2016	Nov. 23, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Private Placement Warrants [Abstract]
Aggregate purchase price			$ 151,731,000	$ 0	$ 0
Bocimar Hunter NV [Member] | Private Placement Warrants [Member]
Private Placement Warrants [Abstract]
Number of shares issued (in shares)	23,080	3,333,333
Warrant purchase price (in dollars per share)	$ 1.50	$ 1.50
Aggregate purchase price	$ 34,620	$ 5,000,000
Bocimar Hunter NV [Member] | Common Class A [Member] | Private Placement Warrants [Member]
Private Placement Warrants [Abstract]
Minimum period for warrants to be transferable or salable				30 days